DERIVATIVE INSTRUMENTS (Schedule of Derivatives Not Designated as Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ 45	$ (3)	$ 89
Foreign exchange contracts [Member] | Derivatives not designated as hedging instruments [Member] | Financial income (expenses), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ 45	$ (3)	$ 89